Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Accumulated Deficit	Accumulated Other Comprehensive (Loss)	Non-controlling Interest	Total
Balance at Mar. 31, 2022	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (53,107,676)	$ (1,649,223)	$ 1,976	$ 12,285,582
Balance (in Shares) at Mar. 31, 2022	69,763,933
Balance (in Shares) at Mar. 31, 2022			(1,165,883)
Net loss				(1,359,923)		112,497	(1,247,426)
Foreign currency translation adjustment					(2,198,379)	(261)	(2,198,640)
Balance at Mar. 31, 2023	$ 6,977	71,021,898	$ (3,988,370)	(54,467,599)	(3,847,602)	114,212	8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933
Balance (in Shares) at Mar. 31, 2023			(1,165,883)
Private placement	$ 36,147	139,303,702					139,339,849
Private placement (in Shares)	361,474,910
Exercise of warrants	$ 710	(710)
Exercise of warrants (in Shares)	7,098,000
Net loss				(9,458,784)		(57,793)	(9,516,577)
Foreign currency translation adjustment					(238,985)	391	(238,594)
Balance at Mar. 31, 2024	$ 43,834	210,324,890	$ (3,988,370)	(63,926,383)	(4,086,587)	56,810	$ 138,424,194
Balance (in Shares) at Mar. 31, 2024	438,336,843						437,170,960
Balance (in Shares) at Mar. 31, 2024			(1,165,883)				1,165,883
Private placement	$ 58,129	195,825,895					$ 195,884,024
Private placement (in Shares)	581,290,050
Exercise of warrants	$ 63,712	(63,712)
Exercise of warrants (in Shares)	637,122,520
Net loss				(134,977,369)		(491,764)	(135,469,133)
Business acquisition						75,000,000	75,000,000
Purchase of shares from minority shareholders		(470,107)				(74,529,893)	(75,000,000)
Foreign currency translation adjustment					315,213	(3,162)	312,051
Balance at Mar. 31, 2025	$ 165,675	$ 405,616,966	$ (3,988,370)	$ (198,903,752)	$ (3,771,374)	$ 31,991	$ 199,151,136
Balance (in Shares) at Mar. 31, 2025	1,656,749,413						1,655,583,530
Balance (in Shares) at Mar. 31, 2025			(1,165,883)				1,165,883